FINANCIAL INSTRUMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Statement [Line Items]
Cash and cash equivalents	CAD 164,943,850			CAD 31,090,313	CAD 34,303,982
Accounts payable and accrued liabilities	CAD 2,905,179			CAD 2,248,912
Convertible debentures, aggregate principal amount | $		$ 120,000,000
Borrowings, interest rate	7.50%	7.50%	7.50%
Amounts held in foreign currencies [Member]
Statement [Line Items]
Financial assets, net | AUD			AUD 9,828
Financial liabilities, net | $		$ 113,779,379
Percentage of reasonably possible change in currency rates	10.00%
Value at risk	CAD 12,153,954